Capital Management (Tables)	12 Months Ended
Dec. 31, 2024
Corporate information and statement of IFRS compliance [abstract]
Schedule of total capital
Our capital base presented in the table below consists mainly of common shareholders’ equity, preferred shares and other equity instruments, equity in the participating account, non-controlling interests’ equity, CSM, and certain other capital securities that qualify as regulatory capital.

As at December 31,	2024	2023
Subordinated debt	$6,179	$6,178
Innovative capital instruments(1)	200	200
Equity:
Preferred shares and other equity instruments	2,239	2,239
Common shareholders’ equity(2)	23,318	21,343
Equity in the participating account	496	457
Non-controlling interests’ equity	76	161
Contractual Service Margin	13,366	11,786
Total capital(3)	$45,874	$42,364

(1)    Innovative capital instruments are SLEECS issued by SLCT I (Note 12). SLCT I is not consolidated by us.
(2)    Common shareholders' equity is equal to Total shareholders' equity less Preferred shares and other equity instruments.
(3)    For regulatory reporting purposes under the LICAT framework, there were further adjustments, including goodwill, non-life investments, and others as prescribed by OSFI, to the total capital figure presented in the table above.